Other Financial Data (Schedule Of Other Financial Data) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Component of Operating Other Cost and Expense [Line Items]
Salaries and wages (including fringes)	$ 187,214	$ 160,780	$ 153,416
Maintenance and repairs	4,530	3,440	3,807
Research and development	42,101	36,234	34,911
Other engineering costs	11,490	13,250	14,370
Total R&D and Other engineering costs	53,591	49,484	49,281
As a % of net sales	7.70%	8.10%	8.00%
Company-Sponsored [Member]
Component of Operating Other Cost and Expense [Line Items]
Research and development	33,574	32,199	31,974
Customer-Sponsored [Member]
Component of Operating Other Cost and Expense [Line Items]
Research and development	$ 8,527	$ 4,035	$ 2,937